Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2012
Investment Securities Available for Sale

NOTE 9—INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost and estimated fair values of securities available for sale at December 31, 2012 are as follows (in thousands):

	December 31, 2012
Description of Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$8,275	25	$(67)	$8,233
Government bonds	3,524	76	—	3,600
Other bonds	310	4	—	314

Total available for sale securities	$12,109	$105	$(67)	$12,147

The amortized cost and estimated fair values of securities available for sale at December 31, 2011 are as follows (in thousands):

	December 31, 2011
Description of Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$41,697	32	$(127)	$41,602
Government bonds	14,789	39	(9)	14,819
Other bonds	821	—	—	821

Total available for sale securities	$57,307	$71	$(136)	$57,242

The scheduled maturities of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	December 31, 2012
	Amortized Cost	Estimated Fair Value
Due in one year or less	$6,172	$6,197
Due after one year but less than five years	2,413	2,350
Due after five years but less than ten years	3,524	3,600

Total available for sale securities	$12,109	$12,147

The scheduled maturities of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	December 31, 2011
	Amortized Cost	Estimated Fair Value
Due in one year or less	$25,904	$25,892
Due after one year but less than five years	20,243	20,160
Due after five years but less than ten years	11,160	11,190

Total available for sale securities	$57,307	$57,242

Information pertaining to securities with gross unrealized losses at December 31, 2012, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position is as follows (in thousands):

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Corporate bonds	1,932	(67)	—	—	1,932	(67)
Government bonds	—	—	—	—	—	—
Other bonds	—	—	—	—	—	—

Total available for sale securities	$1,932	$(67)	$—	$—	$1,932	$(67)

Information pertaining to securities with gross unrealized losses at December 31, 2011, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position is as follows (in thousands):

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Corporate bonds	26,051	(127)			26,051	(127)
Government bonds	5,927	(9)			5,927	(9)
Other bonds	—	—			—	—

Total available for sale securities	$31,978	$(136)	$—	$—	$31,978	$(136)

Proceeds from sale and prepayment of investment securities available for sale during the year ended December 31, 2012 amounted to approximately $79.8 million, resulting in gross realized gains of approximately $53,000.

The Company monitors its investment securities available for sale for other-than-temporary impairment, or OTTI, on an individual security basis considering numerous factors, including the Company’s intent to sell securities in an unrealized loss position, the likelihood that the Company will be required to sell these securities before an anticipated recovery in value, the length of time and extent to which fair value has been less than amortized cost, the historical and implied volatility of the fair value of the security, failure of the issuer of the security to make scheduled interest or principal payments, any changes to the rating of the security by a rating agency and recoveries or additional declines in fair value subsequent to the balance sheet date. The relative significance of each of these factors varies depending on the circumstances related to each security.

At December 31, 2012 and 2011, 2 and 31 securities were in unrealized loss positions, respectively. The amount of unrealized losses related to all of these securities was considered insignificant, totaling approximately $67,000 and $136,000 for December 31, 2012 and 2011, respectively.